Commitments and contingencies (Details)	Dec. 31, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2026	$ 268,275
2027	104,725
Total undiscounted lease payments	373,000
Less imputed interest	9,172
Total lease liabilities	$ 363,828